Prospectus Supplement

John Hancock Variable Insurance Trust

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio (the funds)

Supplement dated December 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 1, 2023 (the Effective Date), Geoffrey Kelley, CFA, and David Kobuszewski, CFA, will be added as portfolio managers of the funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA, Robert Sykes, CFA, and Nathan Thooft, CFA, will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

Accordingly, as of the Effective Date, the following portfolio manager information amends and supplements the summary section of the Prospectus for each fund under the heading “Portfolio management”:

Geoffrey Kelley, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team Managed fund since 2023	David Kobuszewski, CFA Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” will be amended to include Geoffrey Kelley, CFA, and David Kobuszewski, CFA, as portfolio managers of the funds, within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:

Geoffrey Kelley, CFA. Senior Managing Director, Senior Portfolio Manager and Global Head of Strategic Asset Allocation, Multi-Asset Solutions Team; joined Manulife IM (US) in 2018.

David Kobuszewski, CFA. Managing Director, Portfolio Manager and Senior Investment Analyst, Multi-Asset Solutions Team; joined Manulife IM (US) in 2018.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.